EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2019	Mar. 31, 2018
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	1.64%	1.88%
Actuarial assumption of expected rates of salary increases, pension obligation	2.92%	2.86%
Actuarial assumption of discount rates, net pension cost	1.88%	2.05%
Actuarial assumption of expected rates of salary increases, net pension cost	2.86%	2.82%
Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	3.33%	3.48%
Actuarial assumption of expected rates of salary increases, pension obligation	3.65%	3.66%
Actuarial assumption of discount rates, net pension cost	3.48%	3.78%
Actuarial assumption of expected rates of salary increases, net pension cost	3.65%	3.50%